SCHEDULE OF RECONCILIATION OF CARRYING AMOUNT OF GOODWILL BY REPORTABLE SEGMENTS (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Intangible Asset, Indefinite-Lived [Line Items]
Balance, June 30, 2025		$ 69,517,007
Arising on acquisition of Top Spin (note 3(a))			69,517,007
Arising on acquisition of Bowser (note 3(b))		54,425,364
Arising on acquisition of Top Team (note 3(c))		7,541,225
Goodwill arising from acquisition	$ 16,856,871	131,483,596	69,517,007
Professional Solution Services [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance, June 30, 2025
Arising on acquisition of Top Spin (note 3(a))
Arising on acquisition of Bowser (note 3(b))		54,425,364
Arising on acquisition of Top Team (note 3(c))
Goodwill arising from acquisition	6,977,610	54,425,364
Nursing Solution Services [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance, June 30, 2025		69,517,007
Arising on acquisition of Top Spin (note 3(a))			69,517,007
Arising on acquisition of Bowser (note 3(b))
Arising on acquisition of Top Team (note 3(c))
Goodwill arising from acquisition	8,912,437	69,517,007	69,517,007
Logistics And Other Solution Services [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance, June 30, 2025
Arising on acquisition of Top Spin (note 3(a))
Arising on acquisition of Bowser (note 3(b))
Arising on acquisition of Top Team (note 3(c))		7,541,225
Goodwill arising from acquisition	$ 966,824	$ 7,541,225